Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 7,576	$ 7,410
Work in progress	761	1,064
Finished goods	46	87
Total inventories	$ 8,383	$ 8,561	$ 6,522